UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY HANSBERGER

GLOBAL VALUE FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.0%
Australia - 0.9%
12,500	Westpac Banking Corp.	$187,403

Brazil - 2.3%
4,789	Companhia Energetica de Minas Gerais, Sponsored ADR	155,451
5,943	Petroleo Brasileiro SA, ADR	312,424

	Total Brazil	467,875

Canada - 2.8%
9,300	Alcan Inc.	314,154
22,763	Celestica Inc.*	265,189

	Total Canada	579,343

Finland - 1.2%
15,150	Nokia Oyj	242,005

France - 7.5%
7,530	Axa	205,861
3,261	BNP Paribas SA	235,932
6,384	Carrefour SA	301,519
2,000	Groupe Danone	197,945
7,538	Suez SA	207,085
1,483	Total SA	372,337

	Total France	1,520,679

Germany - 3.4%
2,951	Deutsche Bank AG	255,918
2,318	E.ON AG	214,799
3,028	Linde AG	213,124

	Total Germany	683,841

Hong Kong - 3.3%
28,000	Hutchison Whampoa Ltd.	273,692
420,000	Johnson Electric Holdings Ltd.	402,436

	Total Hong Kong	676,128

Indonesia - 1.2%
423,000	PT Indonesian Satellite Corp. Tbk.	250,219

Italy - 2.0%
14,442	Eni SpA	410,417

Japan - 10.2%
19,000	Asahi Glass Co., Ltd.	183,797
33,000	Bank of Yokohama Ltd.	187,538
5,600	Canon Inc.	277,344
13,900	JS Group Corp.	226,580
117,000	Kawasaki Heavy Industries Ltd.	233,448
62,000	Marubeni Corp.	230,847
12,000	Pioneer Corp.	176,903
8,000	Sony Corp.	264,374
49,000	Sumitomo Trust & Banking Co., Ltd.	302,472

	Total Japan	2,083,303

Netherlands - 2.2%
7,607	ING Groep NV *	230,479
12,500	STMicroelectronics NV	215,441

	Total Netherlands	445,920

Russia - 1.3%
6,253	LUKOIL, Sponsored ADR	258,562

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Singapore - 1.4%
29,213	DBS Group Holdings Ltd.	$283,109

South Korea - 4.6%
5,190	Kookmin Bank, Sponsored ADR	273,409
8,000	LG Chem Ltd.	297,078
1,320	Samsung Electronics Co., Ltd., GDR (a)	363,990

	Total South Korea	934,477

Spain - 2.9%
18,946	Banco Santander Central Hispano SA	234,852
34,319	Telefonica Moviles SA	360,893

	Total Spain	595,745

Switzerland - 4.0%
5,721	Lonza Group AG, Registered Shares	316,253
1,170	Nestle SA	321,338
3,727	Novartis AG	181,558

	Total Switzerland	819,149

United Kingdom - 12.0%
2,000	AstraZeneca PLC	90,001
67,000	Compass Group PLC	289,657
15,572	GlaxoSmithKline PLC	367,357
17,305	HBOS PLC	263,179
22,400	HSBC Holdings PLC	364,155
45,821	Kingfisher PLC	207,768
35,557	Lloyds TSB Group PLC	301,500
27,000	Unilever PLC	261,479
115,176	Vodafone Group PLC	296,835

	Total United Kingdom	2,441,931

United States - 34.8%
7,820	Alliance Capital Management Holding LP	356,045
5,290	American International Group Inc.	318,458
5,202	Bank of America Corp.	226,807
7,604	Baxter International Inc.	298,609
9,554	Boston Scientific Corp. *	276,588
7,609	Eastman Kodak Co.	203,465
13,355	Gap Inc.	281,924
9,692	General Electric Co.	334,374
7,299	Home Depot Inc.	317,580
3,727	International Business Machines Corp.	311,055
23,294	Interpublic Group of Cos. Inc. *	291,175
9,317	Jones Apparel Group Inc.	284,821
8,852	JPMorgan Chase & Co.	311,059
6,196	Merck & Co. Inc.	192,448
5,513	Merrill Lynch & Co. Inc.	324,054
6,930	MetLife Inc.	340,540
9,628	Microsoft Corp.	246,573
9,783	Pfizer Inc.	259,250
42,225	Tellabs Inc.*	410,427
23,019	Teradyne Inc.*	357,485
3,301	TIMCO Aviation Services Inc.*	660
10,799	Tyco International Ltd.	329,046
43,658	Unisys Corp.*	282,467
8,596	Walt Disney Co.	220,401
7,299	Wyeth	333,929

	Total United States	7,109,240

	TOTAL COMMON STOCK (Cost - $17,010,408)	19,989,346

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

WARRANT	SECURITY	VALUE
WARRANT - 0.0%
United States - 0.0%
1,307	TIMCO Aviation Services Inc., expires 12/31/07(b)* (Cost - $1)	$0

	TOTAL INVESTMENTS - 98.0% (Cost - $17,010,409#)	19,989,346
	Other Assets in Excess of Liabilities - 2.0%	412,519

	TOTAL NET ASSETS - 100.0%	$20,401,865

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Summary of Investments by Sector*	7/31/2005
Financials	26.0%
Information Technology	14.9
Consumer Discretionary	12.7
Industrials	12.2
Health Care	10.0
Energy	6.8
Consumer Staples	5.4
Materials	4.6
Telecommunication Services	4.5
Utilities	2.9

100.0%

*	As a percent of total investments.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,644,632
Gross unrealized depreciation	(665,695)

Net unrealized appreciation	$2,978,937

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2005